Significant Accounting Policies - Schedule of New Standards and Amendments to Standards (Details)	12 Months Ended
Dec. 31, 2025
Classification and measurement of Financial Statements [Member]
Schedule of New Standards and Amendments to Standards [Line Items]
Title of the Standard	Amendments to IFRS 7 and IFRS 9
Effective for Annual Periods Beginning on or After	Jan. 01, 2026
Annual Improvements to IFRS [Member]
Schedule of New Standards and Amendments to Standards [Line Items]
Title of the Standard	Annual Improvements to IFRS Accounting Standards Volume 11
Effective for Annual Periods Beginning on or After	Jan. 01, 2026
Presentation and Disclosures of Financial Statements [Member]
Schedule of New Standards and Amendments to Standards [Line Items]
Title of the Standard	IFRS 18
Effective for Annual Periods Beginning on or After	Jan. 01, 2027
Subsidiaries without Public Accountability: Disclosures [Member]
Schedule of New Standards and Amendments to Standards [Line Items]
Title of the Standard	IFRS 19
Effective for Annual Periods Beginning on or After	Jan. 01, 2027